FEDERATED PROJECT AND TRADE FINANCE TENDER FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

AUGUST 21, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED PROJECT AND TRADE FINANCE TENDER FUND (the “Fund”)

1933 Act File No. 333-212613

1940 Act File No. 811-23174

Dear Sir or Madam:

Enclosed are the filing materials for the Fund’s post-effective amendment to the registration statement on Form N-2 under the Securities Act of 1933, which also serves as an amendment to the registration statement under the Investment Company Act of 1940 (the “Registration Statement”).

The staff (“Staff”) of the Securities and Exchange Commission (the “SEC”) follows selective review procedures for registration statements, set forth in Securities Act Release No. 6510 (Feb. 15, 1984), which are applicable to all management investment company registration statements. The Staff may determine not to review a registration statement or portions of a registration statement based on similarity to prior filings that have been reviewed by the Staff. Based on these procedures, a registrant may identify portions of prior filings similar or identical to, and intended to serve as precedent for, a current filing.

In keeping with the request for no review or limited review above, based on the Staff’s prior review and pursuant to the selective review procedures described above, the changes from the previously effective filing (dated as of June 7, 2017) are limited to routine updates to the Fund fees and expenses, financial highlights, and certain other non-material updates. The investment strategies and investment policies of the Registrant have not changed.

Our responses to comments received on June 21, 2017 with respect to the Fund’s June 7, 2017 Post-Effective Amendment No. 1 on Form N-2 were previously submitted in a separate Correspondence filing dated July 20, 2017. This filing has been redlined to indicate changes that have been made to the Registration Statement since the Fund’s Post-Effective Amendment No. 1 filing on June 7, 2017.

Assuming that our responses to your comments and the changes made to the Registration Statement meet with your approval, the Fund and its distributor hereby request, pursuant to Rule 461 under the Securities Act of 1933, as amended, that the effective date of the Registration Statement be accelerated to 4:00 P.M. on August 28, 2017 or as soon thereafter as the Commission shall deem appropriate.

If there is any change in the acceleration request set forth above, the Fund will promptly notify you of the change, in which case the Fund may be making an oral request of acceleration of the effectiveness of the Registration Statement in accordance with Rule 461 of Regulation C. Such request may be made by an executive officer of the Fund or by any attorney acting as Assistant Secretary of the Fund.

The Registration Statement transmitted with this letter contains conformed signature pages, the manually executed originals of which are maintained at the offices of the Fund.

If you have any questions on the enclosed material, please contact Mark R. Thompson, Senior Paralegal, at (412) 288-4429.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary of the Fund

Assistant Secretary

Federated Securities Corp.

Enclosures